Pension and Post-retirement and Other Benefit Plans - Target and Actual Asset Allocations (Details)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Weighted average asset allocations	100.00%	100.00%	100.00%
Equity
Defined Benefit Plan Disclosure [Line Items]
Weighted average asset allocations	0.00%	29.00%	36.00%
Fixed income
Defined Benefit Plan Disclosure [Line Items]
Weighted average asset allocations	88.00%	64.00%	59.00%
Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Weighted average asset allocations	8.00%	6.00%	4.00%
Cash
Defined Benefit Plan Disclosure [Line Items]
Weighted average asset allocations	4.00%	1.00%	1.00%
Minimum | Equity
Defined Benefit Plan Disclosure [Line Items]
Target	0.00%	0.00%	0.00%
Minimum | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Target	60.00%	60.00%	60.00%
Minimum | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Target	0.00%	0.00%	0.00%
Minimum | Cash
Defined Benefit Plan Disclosure [Line Items]
Target	0.00%	0.00%	0.00%
Maximum | Equity
Defined Benefit Plan Disclosure [Line Items]
Target	15.00%	15.00%	15.00%
Maximum | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Target	100.00%	100.00%	100.00%
Maximum | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Target	15.00%	15.00%	15.00%
Maximum | Cash
Defined Benefit Plan Disclosure [Line Items]
Target	10.00%	10.00%	10.00%